Earnings per Share - Reconciliation of earnings available to common stockholders and basic weighted-average common shares outstanding to diluted weighted average common shares outstanding (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income	$ 1,123	$ 1,012	$ 5,161	$ 1,214	$ 2,204
Preferred stock dividends and net accretion	(27)	(27)	(111)	(132)	(206)
Dividends and undistributed earnings allocated to participating securities	(34)	(16)	(89)
Net income available to common shareholders	$ 1,062	$ 969	$ 4,961	$ 1,082	$ 1,998
Weighted average shares outstanding, basic (in shares)	3,762	3,149	3,395	2,768	2,757
Effect of dilutive equity-based awards (in shares)	34	48	56	97	54
Weighted average shares outstanding, diluted (in shares)	3,796	3,197	3,451	2,865	2,811
Net earnings per common share:
Basic earnings per common share (in dollars per share)	$ 0.28	$ 0.31	$ 1.46	$ 0.39	$ 0.72
Diluted earnings per common share (in dollars per share)	$ 0.28	$ 0.30	$ 1.44	$ 0.38	$ 0.71